Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of reconciliation of the redeemable non-controlling interests

January 1, 2019	$27,235
Net income attributable to redeemable non-controlling interest	3,111
Increase in value of put options of redeemable non-controlling interests	7,471
Dividend declared to redeemable non-controlling interest	(3,395)
Acquisition of redeemable non-controlling interests	(4,604)
Foreign currency translation adjustments	1,996
Redeemable non-controlling interest reclassification to non-controlling interest	(9,899)

December 31, 2019	$21,915

Schedule of property and equipment, net
Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Schedule of stock-based compensation expense related to employee stock options

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$-	$2	$7
Research and development, net	-	4	8
Selling and marketing	74	4	-
General and administrative	-	184	63

Total stock-based compensation expense	$74	$194	$78